LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Loans Receivables [Abstract]
Disclosure of detailed information about loans receivables [Table Text Block]
	December 31,2020	December 31, 2019
Revelo Resources Corp.	$—	$526
Norden Crown Metals Corp.	500	846
Total	$500	$1,372